Summary - Class A, B, C, R and Y

Statutory Prospectus Supplement dated May 23, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Global Core Equity Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:

"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Global Core Equity Fund	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Global Core Equity Fund		Class A	Class B	Class C	Class R	Class Y
Management Fees		0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.26%	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	[2]	1.27%	2.02%	2.02%	1.52%	1.02%
Fee Waiver	[3]	0.02%	0.50%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	1.52%	2.00%	1.50%	1.00%
[1]	Effective May 23, 2011, Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed, through at least June 30, 2013, to waive 12b-1 fees for Class B shares to the extent necessary to limit 12b-1 fees to 0.52% of average daily net assets. Unless the Board of Trustees and Invesco Distributors mutually agree to amend or continue the waiver, it will terminate on June 30, 2013.
[2]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
[3]	Effective May 23, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B (after Rule 12b-1 fee limit), Class C, Class R and Class Y shares to 1.25%, 1.52%, 2.00%, 1.50% and 1.00%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Invesco Global Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	927	1,205	1,996
Class B	655	834	1,193	2,071
Class C	303	630	1,084	2,345
Class R	153	476	825	1,809
Class Y	102	321	559	1,244

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Global Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	927	1,205	1,996
Class B	155	534	993	2,071
Class C	203	630	1,084	2,345
Class R	153	476	825	1,809
Class Y	102	321	559	1,244

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Summary - Institutional Class

Statutory Prospectus Supplement dated May 23, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:

Invesco Basic Balanced Fund

Invesco Global Core Equity Fund

Invesco International Small Company Fund

Invesco Mid Cap Basic Value Fund

Invesco Small Cap Equity Fund

Effective May 23, 2011, all references to Invesco Basic Balanced Fund and Invesco Mid Cap Basic Value Fund are hereby deleted.

The following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Global Core Equity Fund — Fees and Expenses of the Fund”:

"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Invesco Global Core Equity Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Invesco Global Core Equity Fund Institutional Class
Management Fees		0.76%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.18%
Total Annual Fund Operating Expenses	[1]	0.94%
[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Invesco Global Core Equity Fund Institutional Class	96	300	520	1,155

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.